Label	Element	Value
Class A, C, I Prospectus | Credit Suisse Commodity Strategy Funds | Credit Suisse Commodity ACCESS Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001291446_SupplementTextBlock

Supplement to the Prospectus dated March 1, 2013
of
Credit Suisse Commodity ACCESS Strategy Fund

The following information supersedes certain information in the Funds' Class A, C and I Statutory Prospectus (the "Prospectus"), effective February 1, 2014.

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Commodity ACCESS Strategy Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The row entitled "Redemption or exchange fees" under "Shareholder fees" in the fee table in each Fund's Summary section is deleted Shareholders should retain this supplement for future reference.